Quarterly Holdings Report
for
Fidelity® Nordic Fund
January 31, 2025
NOR-NPRT1-0425
1.813058.120
Common Stocks - 97.5%
	Shares	Value ($)
DENMARK - 25.8%
Consumer Staples - 1.6%
Beverages - 1.6%
Carlsberg AS Series B	46,500	4,870,461
Financials - 2.3%
Insurance - 2.3%
Tryg A/S	345,983	7,017,491
Health Care - 17.3%
Health Care Equipment & Supplies - 0.8%
Demant A/S (a)	61,100	2,463,264
Pharmaceuticals - 16.5%
Novo Nordisk A/S Series B	591,300	49,920,309
TOTAL HEALTH CARE		52,383,573

Industrials - 4.6%
Air Freight & Logistics - 4.6%
DSV A/S	69,300	13,805,548
TOTAL DENMARK		78,077,073
FINLAND - 13.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Elisa Oyj A Shares	138,500	5,968,463
Financials - 6.8%
Banks - 5.1%
Nordea Bank Abp (Sweden)	1,295,544	15,405,895
Insurance - 1.7%
Sampo Oyj A Shares	123,900	5,113,077
TOTAL FINANCIALS		20,518,972

Information Technology - 2.5%
Communications Equipment - 2.5%
Nokia Oyj	1,626,400	7,669,205
Materials - 0.9%
Paper & Forest Products - 0.9%
UPM-Kymmene Oyj	96,400	2,842,825
Utilities - 1.1%
Electric Utilities - 1.1%
Fortum Oyj	223,600	3,247,477
TOTAL FINLAND		40,246,942
NORWAY - 13.8%
Communication Services - 0.9%
Media - 0.9%
Schibsted ASA B Shares	96,600	2,773,728
Consumer Staples - 1.5%
Food Products - 1.5%
Mowi ASA	223,100	4,480,252
Energy - 2.7%
Energy Equipment & Services - 0.3%
TGS ASA	79,300	801,498
Oil, Gas & Consumable Fuels - 2.4%
Equinor ASA	305,000	7,345,552
TOTAL ENERGY		8,147,050

Financials - 3.3%
Banks - 3.3%
DNB Bank ASA	462,600	9,841,597
Industrials - 2.6%
Aerospace & Defense - 2.6%
Kongsberg Gruppen ASA	67,100	7,979,415
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nordic Semiconductor ASA (a)(b)	183,000	1,843,144
Materials - 1.9%
Metals & Mining - 1.9%
Norsk Hydro ASA	983,300	5,799,463
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Selvaag Bolig ASA	321,200	1,007,412
TOTAL NORWAY		41,872,061
SWEDEN - 43.7%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Hemnet Group AB	117,300	3,907,955
Consumer Discretionary - 1.7%
Automobile Components - 0.6%
Autoliv Inc	18,000	1,739,880
Broadline Retail - 0.3%
Rusta AB	160,300	1,199,959
Specialty Retail - 0.8%
Haypp Group AB (a)(b)	385,600	2,309,190
TOTAL CONSUMER DISCRETIONARY		5,249,029

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Axfood AB B Shares	23,000	493,695
Financials - 10.8%
Capital Markets - 5.1%
EQT AB	278,300	9,151,336
Nordnet AB	260,500	6,211,890
		15,363,226
Financial Services - 5.7%
Investor AB B Shares	609,500	17,387,115
TOTAL FINANCIALS		32,750,341

Health Care - 1.2%
Biotechnology - 0.6%
BoneSupport Holding AB (a)(c)(d)	53,100	1,668,504
Health Care Equipment & Supplies - 0.6%
Surgical Science Sweden AB (a)(b)	124,000	1,933,621
TOTAL HEALTH CARE		3,602,125

Industrials - 21.7%
Aerospace & Defense - 2.8%
Saab AB B Shares	395,800	8,555,865
Building Products - 3.6%
Assa Abloy AB B Shares	349,400	10,704,331
Industrial Conglomerates - 0.5%
Nolato AB B Shares	318,900	1,660,967
Machinery - 14.8%
Alfa Laval AB	199,100	8,901,123
Atlas Copco AB B Shares	1,031,700	15,422,742
Beijer Alma AB B Shares	116,500	1,853,443
Indutrade AB	298,900	8,259,795
Sandvik AB	489,000	10,089,545
		44,526,648
TOTAL INDUSTRIALS		65,447,811

Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 2.8%
Lagercrantz Group AB B Shares	394,353	8,393,668
Software - 1.5%
Fortnox AB (b)	645,900	4,491,323
TOTAL INFORMATION TECHNOLOGY		12,884,991

Materials - 2.3%
Chemicals - 0.9%
Hexpol AB B Shares	304,170	2,850,273
Paper & Forest Products - 1.4%
Svenska Cellulosa AB SCA B Shares	293,600	4,046,076
TOTAL MATERIALS		6,896,349

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swedish Logistic Property AB B Shares (a)	142,304	522,355
TOTAL SWEDEN		131,754,651
UNITED STATES - 0.9%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (a)	5,100	2,797,605
TOTAL COMMON STOCKS (Cost $218,114,438)		294,748,332

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	6,343,381	6,344,650
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	4,733,458	4,733,931
TOTAL MONEY MARKET FUNDS (Cost $11,078,580)			11,078,581

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $229,193,018)	305,826,913
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(3,379,828)
NET ASSETS - 100.0%	302,447,085

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,668,504 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,668,504 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,501,575	17,354,825	20,511,750	84,412	-	-	6,344,650	6,343,381	0.0%
Fidelity Securities Lending Cash Central Fund	976,198	18,740,871	14,983,138	3,569	-	-	4,733,931	4,733,458	0.0%
Total	10,477,773	36,095,696	35,494,888	87,981	-	-	11,078,581	11,076,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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